RETIREMENT BENEFITS (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in accumulated other comprehensive income (loss)
Balance at the beginning of the period, after-tax	$ (17,788,000,000)	$ (16,277,000,000)	$ (18,937,000,000)
Change in deferred taxes, net	390,000,000	235,000,000	434,000,000
Balance at the end of the period, after-tax	(16,896,000,000)	(17,788,000,000)	(16,277,000,000)
Pension liability adjustments
Change in accumulated other comprehensive income (loss)
Balance at the beginning of the period, after-tax	(4,282,000,000)	(4,105,000,000)	(3,461,000,000)
Actuarial assumptions changes and plan experience	(2,400,000,000)	(820,000,000)
Net asset gain due to actual returns exceeding expected returns	963,000,000	197,000,000
Net amortizations	214,000,000	183,000,000
Foreign exchange impact and other	(155,000,000)	28,000,000
Change in deferred taxes, net	390,000,000	235,000,000
Change in accumulated other comprehensive income (loss)	(988,000,000)	(177,000,000)	(644,000,000)
Balance at the end of the period, after-tax	(5,270,000,000)	(4,282,000,000)	(4,105,000,000)
Pension Plans
PBO exceeds fair value of plan assets
ABO less than fair value of plan assets, accumulated benefit obligation	200,000,000
ABO exceeds fair value of plan assets
Accumulated benefit obligation		600,000,000
U.S. Pension Plans
PBO exceeds fair value of plan assets
Projected benefit obligation	14,037,000,000	13,089,000,000
Accumulated benefit obligation	13,984,000,000	13,031,000,000
Fair value of plan assets	12,656,000,000	11,991,000,000
ABO exceeds fair value of plan assets
Projected benefit obligation	14,037,000,000	13,089,000,000
Accumulated benefit obligation	13,984,000,000	13,031,000,000
Fair value of plan assets	12,656,000,000	11,991,000,000
Non - U.S. Pension Plans
PBO exceeds fair value of plan assets
Projected benefit obligation	4,792,000,000	2,386,000,000
Accumulated benefit obligation	3,876,000,000	1,992,000,000
Fair value of plan assets	3,784,000,000	1,671,000,000
ABO exceeds fair value of plan assets
Projected benefit obligation	2,608,000,000	1,970,000,000
Accumulated benefit obligation	2,263,000,000	1,691,000,000
Fair value of plan assets	1,677,000,000	1,139,000,000
United States Qualified Pension Plans
PBO exceeds fair value of plan assets
Projected benefit obligation	13,268,000,000	12,377,000,000
ABO exceeds fair value of plan assets
Projected benefit obligation	13,246,000,000	12,337,000,000
Nonqualified pension plans
PBO exceeds fair value of plan assets
Projected benefit obligation	769,000,000	712,000,000
ABO exceeds fair value of plan assets
Projected benefit obligation	738,000,000	694,000,000
Nonqualified pension plans | Pension liability adjustments
Change in accumulated other comprehensive income (loss)
Actuarial assumptions changes and plan experience	$ 62,000,000	$ 70,000,000